Depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2018
Depreciation and amortization (Tables) [Abstract]
Depreciation and amortization

16.   Depreciation and amortization

	R$ thousand
	Years ended December 31
	2018	2017	2016
Amortization expenses	(3,348,242)	(3,331,240)	(2,516,777)
Depreciation expenses	(1,460,013)	(1,237,328)	(1,141,636)
Total	(4,808,255)	(4,568,568)	(3,658,413)